S000013499 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	225 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.79%
ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.08%	1.98%	4.08%
iShares Preferred and Income Securities ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	1.54%	3.47%
Performance Inception Date					Mar. 26, 2007
iShares Preferred and Income Securities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	(0.20%)	1.77%
iShares Preferred and Income Securities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	0.76%	2.26%

[1]	The ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced) reflects the performance of the S&P U.S. Preferred Stock Index through January 31, 2019, the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index from February 1, 2019 through October 31, 2019, and the ICE Exchange-Listed Preferred & Hybrid Securities Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.